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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Australia: 2.6%
107,839		Iluka Resources Ltd.	$1,102,324	0.9
18,914		Newcrest Mining Ltd.	568,576	0.4
64,979		Westpac Banking Corp.	1,666,119	1.3
			3,337,019	2.6
		Belgium: 1.2%
65,232		KBC Groep NV	1,566,607	1.2

		Canada: 0.9%
15,900	L	National Bank Of Canada	1,203,296	0.9

		China: 0.8%
400,000		China Overseas Land & Investment Ltd.	1,008,084	0.8

		Denmark: 1.3%
92,552	@	Danske Bank A/S	1,667,949	1.3

		France: 10.0%
11,102		Air Liquide	1,376,104	1.1
123,367		AXA S.A.	1,836,648	1.4
35,356		BNP Paribas	1,676,266	1.3
29,437		Renault S.A.	1,379,304	1.1
31,466		Sanofi-Aventis	2,692,749	2.1
48,025	@	Societe Generale	1,360,929	1.0
6,527		Technip S.A.	725,226	0.6
37,558		Total S.A.	1,868,507	1.4
			12,915,733	10.0
		Germany: 9.7%
16,472		BASF AG	1,391,819	1.1
13,964		Bayer AG	1,200,760	0.9
17,143		Bayerische Motoren Werke AG	1,257,090	1.0
92,843		Deutsche Post AG	1,813,753	1.4
81,198		Deutsche Telekom AG	998,554	0.8
63,506		E.ON AG	1,509,089	1.1
19,663		SAP AG	1,399,286	1.1
29,756		Siemens AG	2,976,212	2.3
			12,546,563	9.7
		Hong Kong: 4.3%
297,900		AIA Group Ltd.	1,103,848	0.9
270,600	L	Esprit Holdings Ltd.	414,758	0.3
167,500		Power Assets Holdings Ltd.	1,422,239	1.1
235,000		Wharf Holdings Ltd.	1,624,978	1.3
284,000		Yue Yuen Industrial Holdings	952,421	0.7
			5,518,244	4.3
		Israel: 1.2%
125,514		Israel Chemicals Ltd.	1,524,457	1.2

		Italy: 4.2%
287,592		Enel S.p.A.	1,018,841	0.8
73,189	L	ENI S.p.A.	1,604,557	1.2
135,149		Fiat Industrial SpA	1,323,540	1.0
1,498,335		Telecom Italia S.p.A.	1,505,159	1.2
			5,452,097	4.2
		Japan: 19.5%
24,400		Canon, Inc.	783,184	0.6
316,200	#, @	Dynam Japan Holdings Co. Ltd.	567,639	0.4
389,112	L	Hitachi Ltd.	2,160,783	1.7
38,000		Honda Motor Co., Ltd.	1,174,403	0.9
70,800		Hoya Corp.	1,553,222	1.2
150		Inpex Holdings, Inc.	891,712	0.7
67,800		Japan Tobacco, Inc.	2,029,508	1.6
51,000		JGC Corp.	1,698,516	1.3
53,200	L	Komatsu Ltd.	1,042,715	0.8
183,200	L	Nissan Motor Co., Ltd.	1,559,160	1.2
1,083		NTT DoCoMo, Inc.	1,749,777	1.4
87,500		Omron Corp.	1,681,451	1.3
10,870		ORIX Corp.	1,088,736	0.8
37,600		Seven & I Holdings Co., Ltd.	1,152,189	0.9
75,000		Sumitomo Mitsui Financial Group, Inc.	2,336,864	1.8
92,800		Tokio Marine Holdings, Inc.	2,361,443	1.8
33,100	L	Tokyo Electron Ltd.	1,410,062	1.1
			25,241,364	19.5
		Netherlands: 7.2%
32,839	L	European Aeronautic Defence and Space Co. NV	1,040,830	0.8
128,392		Royal Dutch Shell PLC - Class A	4,449,568	3.4
74,771		Koninklijke Philips Electronics NV	1,745,712	1.4
58,673		Unilever NV	2,080,899	1.6
			9,317,009	7.2
		Norway: 1.2%
61,236		Statoil ASA	1,580,292	1.2

		Portugal: 1.1%
500,972		Energias de Portugal S.A.	1,376,351	1.1

		Singapore: 3.2%
170,000		Oversea-Chinese Banking Corp.	1,289,308	1.0
517,000		Singapore Telecommunications Ltd.	1,346,242	1.0
96,100		United Overseas Bank Ltd.	1,532,507	1.2
			4,168,057	3.2
		Sweden: 1.0%
144,474		Telefonaktiebolaget LM Ericsson	1,317,760	1.0

		Switzerland: 5.8%
29,515		Nestle S.A.	1,862,319	1.4
33,147		Novartis AG	2,028,713	1.6
19,075		Roche Holding AG - Genusschein	3,567,916	2.8
			7,458,948	5.8

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: 22.3%
614,063		Barclays PLC	$2,132,405	1.6
84,106		BHP Billiton PLC	2,626,475	2.0
31,900		BP PLC ADR	1,351,284	1.1
14,500	@	Ensco PLC	791,120	0.6
132,750		GlaxoSmithKline PLC	3,064,227	2.4
234,612		HSBC Holdings PLC	2,179,495	1.7
29,827		Imperial Tobacco Group PLC	1,104,991	0.8
657,481		Legal & General Group PLC	1,403,663	1.1
2,982,400	@	Lloyds TSB Group PLC	1,877,895	1.4
149,798		Prudential PLC	1,945,173	1.5
54,951		Rio Tinto PLC	2,569,474	2.0
27,600		Signet Jewelers Ltd.	1,345,776	1.0
286,180		Tesco PLC	1,536,795	1.2
1,346,232		Vodafone Group PLC	3,825,508	3.0
83,251		WPP PLC	1,133,955	0.9
			28,888,236	22.3
		United States: 2.0%
49,200		Coca-Cola Enterprises, Inc.	1,538,484	1.2
30,700	@	Rowan Companies PLC	1,036,739	0.8
			2,575,223	2.0
		Total Common Stock
		(Cost $127,250,004)	128,663,289	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
		Securities Lending Collateral(cc)(1): 8.0%
2,459,369		Citigroup, Inc., Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,459,420, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $2,508,556, due 09/01/18-08/01/48)	$2,459,369	1.9
2,459,369		JPMorgan Chase & Co., Repurchase Agreement dated 09/28/12, 0.24%, due 10/01/12 (Repurchase Amount $2,459,418, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,508,562, due 02/23/14-04/01/48)	2,459,369	1.9
2,459,369		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $2,459,409, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $2,508,556, due 05/20/41-09/20/41)	2,459,369	1.9
2,459,369		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,459,428, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,508,556, due 10/24/12-10/01/40)	2,459,369	1.9
517,760		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $517,771, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $528,115, due 07/01/41-09/01/42)	517,760	0.4
			10,355,236	8.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
125,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $125,000)	$125,000	0.1
		Total Short-Term Investments
		(Cost $10,480,236)	10,480,236	8.1
		Total Investments in Securities
		(Cost $137,730,240)	$139,143,525	107.6
		Liabilities in Excess of Other Assets	(9,843,062)	(7.6)
		Net Assets	$129,300,463	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $138,301,527.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,861,657
	Gross Unrealized Depreciation	(8,019,659)
	Net Unrealized Appreciation	$841,998

Sector Diversification	Percentage of Net Assets
Financials	25.3%
Energy	11.0
Health Care	9.8
Industrials	9.0
Materials	8.7
Consumer Staples	8.7
Information Technology	8.0
Consumer Discretionary	7.5
Telecommunication Services	7.4
Utilities	4.1
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(7.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,337,019	$—	$3,337,019
Belgium	—	1,566,607	—	1,566,607
Canada	1,203,296	—	—	1,203,296
China	—	1,008,084	—	1,008,084
Denmark	—	1,667,949	—	1,667,949
France	—	12,915,733	—	12,915,733
Germany	—	12,546,563	—	12,546,563
Hong Kong	—	5,518,244	—	5,518,244
Israel	—	1,524,457	—	1,524,457
Italy	—	5,452,097	—	5,452,097
Japan	567,639	24,673,725	—	25,241,364
Netherlands	—	9,317,009	—	9,317,009
Norway	—	1,580,292	—	1,580,292
Portugal	—	1,376,351	—	1,376,351
Singapore	—	4,168,057	—	4,168,057
Sweden	—	1,317,760	—	1,317,760
Switzerland	—	7,458,948	—	7,458,948
United Kingdom	3,488,180	25,400,056	—	28,888,236
United States	2,575,223	—	—	2,575,223
Total Common Stock	7,834,338	120,828,951	—	128,663,289
Short-Term Investments	125,000	10,355,236	—	10,480,236
Total Investments, at fair value	$7,959,338	$131,184,187	$—	$139,143,525

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2012 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Midcap Opportunities Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 23.7%
376,581		Brinker International, Inc.	$13,293,309	1.1
184,330	@	Delphi Automotive PLC	5,714,230	0.5
369,760	@	Discovery Communications, Inc. - Class A	22,048,789	1.9
515,140		Foot Locker, Inc.	18,287,470	1.6
621,440		Gap, Inc.	22,235,123	1.9
336,240		Harley-Davidson, Inc.	14,246,489	1.2
198,039	@	Liberty Media Corp. - Liberty Capital	20,629,723	1.8
526,650	@, L	Lions Gate Entertainment Corp.	8,041,945	0.7
461,934		Macy’s, Inc.	17,377,957	1.5
189,260	@	The Madison Square Garden, Inc.	7,621,500	0.7
319,000	@	Michael Kors Holdings Ltd.	16,964,420	1.5
787,310		Newell Rubbermaid, Inc.	15,029,748	1.3
265,590		Petsmart, Inc.	18,320,398	1.6
218,550		Ross Stores, Inc.	14,118,330	1.2
264,630		Scripps Networks Interactive - Class A	16,203,295	1.4
152,550		Six Flags Entertainment Corp.	8,969,940	0.8
150,300		Ulta Salon Cosmetics & Fragrance, Inc.	14,474,642	1.2
403,484		Wyndham Worldwide Corp.	21,174,840	1.8
			274,752,148	23.7
		Consumer Staples: 7.5%
224,918		Beam, Inc.	12,941,782	1.1
712,930		Coca-Cola Enterprises, Inc.	22,293,321	1.9
134,130		JM Smucker Co.	11,579,443	1.0
117,500		Mead Johnson Nutrition Co.	8,610,400	0.7
271,200	@	Monster Beverage Corp.	14,688,192	1.3
177,210		Whole Foods Market, Inc.	17,260,254	1.5
			87,373,392	7.5
		Energy: 6.8%
395,280	@	Cameron International Corp.	22,163,349	1.9
898,510	@	Denbury Resources, Inc.	14,519,921	1.2
306,510	@	Oasis Petroleum, Inc.	9,032,850	0.8
296,340		Range Resources Corp.	20,705,276	1.8
361,410	@	Rowan Companies PLC	12,204,816	1.1
			78,626,212	6.8
		Financials: 7.7%
128,080	@	Affiliated Managers Group, Inc.	15,753,840	1.4
256,890		Ameriprise Financial, Inc.	14,563,094	1.2
91,600		Digital Realty Trust, Inc.	6,398,260	0.5
802,060		Fifth Third Bancorp.	12,439,951	1.1
177,550		Marsh & McLennan Cos., Inc.	6,024,271	0.5
528,880		Nasdaq Stock Market, Inc.	12,320,260	1.1
334,150		Tanger Factory Outlet Centers, Inc.	10,803,070	0.9
458,520		UDR, Inc.	11,380,466	1.0
			89,683,212	7.7
		Health Care: 12.9%
209,320	@	Alexion Pharmaceuticals, Inc.	23,946,208	2.1
154,158		Cardinal Health, Inc.	6,007,537	0.5
232,240		Cooper Cos., Inc.	21,937,390	1.9
181,890		HCA Holdings, Inc.	6,047,842	0.5
222,470	@	Laboratory Corp. of America Holdings	20,571,801	1.8
199,617		Perrigo Co.	23,189,507	2.0
405,480		Resmed, Inc.	16,409,776	1.4
175,820	@	Salix Pharmaceuticals Ltd.	7,444,219	0.6
43,330	@	Waters Corp.	3,610,689	0.3
244,536	@	Watson Pharmaceuticals, Inc.	20,824,686	1.8
			149,989,655	12.9
		Industrials: 14.9%
247,690		Acuity Brands, Inc.	15,676,300	1.3
489,033		Ametek, Inc.	17,336,220	1.5
210,890	@	BE Aerospace, Inc.	8,878,469	0.8
157,390		Dover Corp.	9,363,131	0.8
291,580		Equifax, Inc.	13,581,796	1.2
94,960		Fluor Corp.	5,344,349	0.5
243,331		Nordson Corp.	14,264,063	1.2
272,230		Pall Corp.	17,283,883	1.5
195,741		Regal-Beloit Corp.	13,795,826	1.2
205,272		Roper Industries, Inc.	22,557,340	1.9
34,391	@	TransDigm Group, Inc.	4,879,051	0.4
518,950		Waste Connections, Inc.	15,698,237	1.4
242,243	@	Wesco International, Inc.	13,856,300	1.2
			172,514,965	14.9
		Information Technology: 19.1%
377,560		Analog Devices, Inc.	14,796,576	1.3
507,920	@	Autodesk, Inc.	16,949,290	1.5
285,092	@	Citrix Systems, Inc.	21,829,495	1.9
161,360	@	F5 Networks, Inc.	16,894,392	1.5
626,920		Flir Systems, Inc.	12,522,727	1.1
381,965		Intuit, Inc.	22,490,099	1.9
471,130		Jabil Circuit, Inc.	8,819,554	0.8
637,910	@	Juniper Networks, Inc.	10,914,640	0.9
336,180	@	Micros Systems, Inc.	16,513,162	1.4
680,114	@	NetApp, Inc.	22,362,148	1.9
780,695	@	Nvidia Corp.	10,414,471	0.9
759,710	@	QLogic Corp.	8,675,888	0.7
244,570	@	Teradata Corp.	18,443,024	1.6
466,160		Western Union Co.	8,493,435	0.7

PORTFOLIO OF INVESTMENTS
ING Midcap Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
335,170		Xilinx, Inc.	$11,198,030	1.0
			221,316,931	19.1
		Materials: 4.1%
48,430		CF Industries Holdings, Inc.	10,763,083	0.9
313,550		Eastman Chemical Co.	17,875,486	1.6
524,240		Packaging Corp. of America	19,029,912	1.6
			47,668,481	4.1
		Telecommunication Services: 2.4%
432,540	@	SBA Communications Corp.	27,206,766	2.4
		Total Common Stock
		(Cost $999,621,981)	1,149,131,762	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Securities Lending Collateral(cc)(1): 0.2%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.20%, due 10/01/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,020,000, due 05/20/41-09/20/41)	$1,000,000	0.1
555,444		Nomura Securities, Repurchase Agreement dated 09/28/12, 0.30%, due 10/01/12 (Repurchase Amount $555,458, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $566,553, due 11/30/12-07/01/40)	555,444	0.1
			1,555,444	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
10,751,100		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $10,751,100)	$10,751,100	0.9
		Total Short-Term Investments
		(Cost $12,306,544)	12,306,544	1.1
		Total Investments in Securities
		(Cost $1,011,928,525)	$1,161,438,306	100.2
		Liabilities in Excess of Other Assets	(2,715,909)	(0.2)
		Net Assets	$1,158,722,397	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $1,014,005,821.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$170,627,022
		Gross Unrealized Depreciation	(23,194,537)
		Net Unrealized Appreciation	$147,432,485

PORTFOLIO OF INVESTMENTS
ING Midcap Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,149,131,762	$—	$—	$1,149,131,762
Short-Term Investments	10,751,100	1,555,444	—	12,306,544
Total Investments, at fair value	$1,159,882,862	$1,555,444	$—	$1,161,438,306

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 18.5%
70,700	@	Aeropostale, Inc.	$956,571	0.4
46,450		Arbitron, Inc.	1,760,455	0.8
33,861	@	Arctic Cat, Inc.	1,403,877	0.7
30,800	@	Bally Technologies, Inc.	1,521,212	0.7
27,800	@	Childrens Place Retail Stores, Inc.	1,668,000	0.8
80,066		Cinemark Holdings, Inc.	1,795,880	0.8
59,849	@	Collective Brands, Inc.	1,299,322	0.6
94,009		Cooper Tire & Rubber Co.	1,803,093	0.8
100,800		Dana Holding Corp.	1,239,840	0.6
120,000	@	Express, Inc.	1,778,400	0.8
87,600		Finish Line	1,992,024	0.9
34,200		Gildan Activewear, Inc.	1,083,456	0.5
26,999	@	Hibbett Sporting Goods, Inc.	1,605,091	0.7
74,632	@, L	Imax Corp.	1,485,923	0.7
55,800	@	Jack in the Box, Inc.	1,568,538	0.7
55,351	@	Life Time Fitness, Inc.	2,531,755	1.2
60,756	@	LKQ Corp.	1,123,986	0.5
10,807	@, L	Lumber Liquidators	547,699	0.3
54,200		Monro Muffler, Inc.	1,907,298	0.9
76,642		OfficeMax, Inc.	598,574	0.3
44,118		Pool Corp.	1,834,426	0.8
73,700	@	Sally Beauty Holdings, Inc.	1,849,133	0.9
149,100	@	Smith & Wesson Holding Corp.	1,641,591	0.8
30,158	@	Steiner Leisure Ltd.	1,403,855	0.7
29,894		Vail Resorts, Inc.	1,723,389	0.8
81,233	@	Wet Seal, Inc.	255,884	0.1
28,494		Wyndham Worldwide Corp.	1,495,365	0.7
			39,874,637	18.5

		Consumer Staples: 2.0%
31,300		Casey’s General Stores, Inc.	1,788,482	0.8
28,800	@	Elizabeth Arden, Inc.	1,360,512	0.6
63,450		Flowers Foods, Inc.	1,280,421	0.6
			4,429,415	2.0

		Energy: 6.4%
68,341	@	Bill Barrett Corp.	1,692,807	0.8
61,700	@, L	C&J Energy Services, Inc.	1,227,830	0.6
73,100	@	Carrizo Oil & Gas, Inc.	1,828,231	0.8
27,900	@	Dril-Quip, Inc.	2,005,452	0.9
119,600	@	Key Energy Services, Inc.	837,200	0.4
46,558	@	McMoRan Exploration Co.	547,056	0.3
38,300	@	Rosetta Resources, Inc.	1,834,570	0.9
71,100	@	Swift Energy Co.	1,484,568	0.7
37,200	@	Unit Corp.	1,543,800	0.7
20,700		World Fuel Services Corp.	737,127	0.3
			13,738,641	6.4

		Financials: 8.1%
14,900	@	Affiliated Managers Group, Inc.	1,832,700	0.9
48,800		Colony Financial, Inc.	950,624	0.4
46,500		Coresite Realty Corp.	1,252,710	0.6
65,050	@	DFC Global Corp.	1,115,608	0.5
51,162	@	Ezcorp, Inc.	1,173,145	0.5
74,133	@	Financial Engines, Inc.	1,766,589	0.8
276,579		Hersha Hospitality Trust	1,355,237	0.6
27,500		Home Properties, Inc.	1,684,925	0.8
27,276	@	Signature Bank	1,829,674	0.9
31,180	@	Stifel Financial Corp.	1,047,648	0.5
28,700	@	SVB Financial Group	1,735,202	0.8
53,700		Tanger Factory Outlet Centers, Inc.	1,736,121	0.8
			17,480,183	8.1

		Health Care: 18.2%
33,300	@	Acorda Therapeutics, Inc.	852,813	0.4
8,000	@	BioMarin Pharmaceuticals, Inc.	322,160	0.1
11,485	@	Bio-Rad Laboratories, Inc.	1,225,679	0.6
40,754	@	Centene Corp.	1,524,607	0.7
30,600		Chemed Corp.	2,120,274	1.0
36,600	@	Cubist Pharmaceuticals, Inc.	1,745,088	0.8
23,288	@	Haemonetics Corp.	1,867,697	0.9
113,731	@	Healthsouth Corp.	2,736,368	1.3
55,800	@	Impax Laboratories, Inc.	1,448,568	0.7
30,000	@, L	Incyte Corp., Ltd.	541,500	0.3
86,100	@, L	InterMune, Inc.	772,317	0.4
26,370	@	IPC The Hospitalist Co., Inc.	1,205,109	0.6
38,100	@	Luminex Corp.	740,664	0.3
82,300	@	Masimo Corp.	1,990,014	0.9
44,200	@	Medicines Co.	1,140,802	0.5
22,644	@	Mednax, Inc.	1,685,846	0.8
98,100	@	Merit Medical Systems, Inc.	1,464,633	0.7
37,000	@	Momenta Pharmaceuticals, Inc.	539,090	0.3
48,520	@, L	Nektar Therapeutics	518,194	0.2
31,318	@	Neogen Corp.	1,337,279	0.6
65,900	@	Omnicell, Inc.	916,010	0.4
36,624	@, L	OncoGenex Pharmaceutical, Inc.	518,962	0.2
5,632	@	Onyx Pharmaceuticals, Inc.	475,904	0.2
77,500	@	Optimer Pharmaceuticals, Inc.	1,094,300	0.5
59,750		Owens & Minor, Inc.	1,785,330	0.8
42,409	@	PSS World Medical, Inc.	966,077	0.4
13,600	@	Salix Pharmaceuticals Ltd.	575,824	0.3
20,000	@, L	Seattle Genetics, Inc.	539,000	0.2
36,373		Steris Corp.	1,290,150	0.6
39,669	@, L	Theravance, Inc.	1,027,824	0.5
35,400	@	Thoratec Corp.	1,224,840	0.6
34,318		Universal Health Services, Inc.	1,569,362	0.7
45,273	@	Vanda Pharmaceuticals, Inc.	182,450	0.1

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
141,422	@	Vical, Inc.	$610,943	0.3
33,500	@, L	Vivus, Inc.	596,970	0.3
			39,152,648	18.2

		Industrials: 17.1%
77,435		Actuant Corp.	2,216,190	1.0
39,500		Acuity Brands, Inc.	2,499,955	1.2
12,612	@	Allegiant Travel Co.	799,096	0.4
22,030	@	Clean Harbors, Inc.	1,076,165	0.5
49,400	@	EnPro Industries, Inc.	1,778,894	0.8
44,800	@	Genesee & Wyoming, Inc.	2,995,328	1.4
28,700		Geo Group, Inc.	794,129	0.4
50,145		Gorman-Rupp Co.	1,353,915	0.6
59,951		Healthcare Services Group	1,371,079	0.6
49,250	@	HUB Group, Inc.	1,461,740	0.7
37,300	@	Huron Consulting Group, Inc.	1,298,786	0.6
124,400		Knight Transportation, Inc.	1,778,920	0.8
23,062	@	Portfolio Recovery Associates, Inc.	2,408,365	1.1
21,348		Regal-Beloit Corp.	1,504,607	0.7
56,500		Simpson Manufacturing Co., Inc.	1,617,030	0.7
59,587	@	SYKES Enterprises, Inc.	800,849	0.4
29,400	@	Teledyne Technologies, Inc.	1,863,666	0.9
42,500		Toro Co.	1,690,650	0.8
62,430	@	TrueBlue, Inc.	981,400	0.4
68,363		Waste Connections, Inc.	2,067,981	1.0
19,300		Watsco, Inc.	1,462,747	0.7
34,000		Watts Water Technologies, Inc.	1,286,220	0.6
51,290		Woodward Governor Co.	1,742,834	0.8
			36,850,546	17.1

		Information Technology: 21.8%
29,100	@, L	Acme Packet, Inc.	497,610	0.2
55,400	L	Adtran, Inc.	957,312	0.4
80,989	@	Advanced Energy Industries, Inc.	997,784	0.5
23,607	@	Ansys, Inc.	1,732,754	0.8
15,600	@	Ariba, Inc.	698,880	0.3
55,600	@, L	Aruba Networks, Inc.	1,250,166	0.6
96,400	@	Aspen Technology, Inc.	2,491,940	1.2
108,047	@	Bankrate, Inc.	1,683,372	0.8
82,545		Blackbaud, Inc.	1,974,476	0.9
76,133	@	Cardtronics, Inc.	2,267,241	1.0
30,300	@	Coherent, Inc.	1,389,558	0.6
21,500	@	Commvault Systems, Inc.	1,262,050	0.6
56,200	@, L	Exa Corp.	609,770	0.3
140,562	@	Formfactor, Inc.	785,742	0.4
240,671	@	Integrated Device Technology, Inc.	1,415,145	0.7
45,900		j2 Global, Inc.	1,506,438	0.7
31,800	@	Kenexa Corp.	1,457,394	0.7
25,700	@	Liquidity Services, Inc.	1,290,397	0.6
58,200	@	LogMeIn, Inc.	1,305,426	0.6
37,089	@	Micros Systems, Inc.	1,821,812	0.8
51,700		MKS Instruments, Inc.	1,317,833	0.6
55,246	@	Monolithic Power Systems, Inc.	1,091,109	0.5
62,213		National Instruments Corp.	1,565,901	0.7
105,500	@	Parametric Technology Corp.	2,299,900	1.1
53,071	@	Plexus Corp.	1,607,521	0.7
148,800	@	PMC - Sierra, Inc.	839,232	0.4
121,200	@	Polycom, Inc.	1,196,244	0.6
66,500	@	QLIK Technologies, Inc.	1,490,265	0.7
19,800	@	RealPage, Inc.	447,480	0.2
42,600	@	Riverbed Technolgoy, Inc.	991,302	0.5
47,800	@	SciQuest, Inc.	869,960	0.4
76,000	@	Semtech Corp.	1,911,400	0.9
120,600	@	ServiceSource International, Inc.	1,237,356	0.6
58,050	@	Synaptics, Inc.	1,394,361	0.6
54,200	@	Synchronoss Technologies, Inc.	1,241,180	0.6
			46,896,311	21.8

		Materials: 4.0%
40,506		Buckeye Technologies, Inc.	1,298,623	0.6
82,600		Commercial Metals Co.	1,090,320	0.5
52,200		HB Fuller Co.	1,601,496	0.8
223,026		Hecla Mining Co.	1,460,820	0.7
21,044		Minerals Technologies, Inc.	1,492,651	0.7
73,300		Worthington Industries	1,587,678	0.7
			8,531,588	4.0
		Total Common Stock
		(Cost $185,099,101)	206,953,969	96.1
EXCHANGE-TRADED FUNDS: 1.6%
36,507		iShares Russell 2000 Growth Index Fund	3,490,434	1.6
		Total Exchange-Traded Funds
		(Cost $3,196,832)	3,490,434	1.6
		Total Long-Term Investments
		(Cost $188,295,933)	210,444,403	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateral(cc)(1): 4.1%
2,109,297		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $2,109,398, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $2,151,483, due 09/01/18-08/01/48)	2,109,297	1.0

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
2,109,297		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $2,109,340, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $2,151,483, due 06/30/14-03/31/19)	$2,109,297	1.0
2,109,297		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.17%, due 10/01/12 (Repurchase Amount $630,400, collateralized by various U.S. Government Agency Obligations, 1.250%-5.870%, Market Value plus accrued interest $2,151,487, due 08/20/13-09/20/41)	2,109,297	0.9
2,109,297		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $2,109,347, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,151,483, due 10/24/12-10/01/40)	2,109,297	1.0
444,063		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $444,072, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $452,944, due 07/01/41-09/01/42)	444,063	0.2
			8,881,251	4.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
5,440,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,440,000)	$5,440,000	2.5
		Total Short-Term Investments
		(Cost $14,321,251)	14,321,251	6.6
		Total Investments in Securities
		(Cost $202,617,184)	$224,765,654	104.3
		Liabilities in Excess of Other Assets	(9,242,709)	(4.3)
		Net Assets	$215,522,945	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $205,324,032.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$32,162,978
		Gross Unrealized Depreciation	(12,721,356)
		Net Unrealized Appreciation	$19,441,622

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$39,874,637	$—	$—	$39,874,637
Consumer Staples	4,429,415	—	—	4,429,415
Energy	13,738,641	—	—	13,738,641
Financials	17,480,183	—	—	17,480,183
Health Care	39,152,648	—	—	39,152,648
Industrials	36,850,546	—	—	36,850,546
Information Technology	46,197,431	—	698,880	46,896,311
Materials	8,531,588	—	—	8,531,588
Total Common Stock	206,255,089	—	698,880	206,953,969
Exchange-Traded Funds	3,490,434	—	—	3,490,434
Short-Term Investments	5,440,000	8,881,251	—	14,321,251
Total Investments, at fair value	$215,185,523	$8,881,251	$698,880	$224,765,654

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Item 2. Controls and Procedures

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 20, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 20, 2012